CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NET REVENUES:
Product	$ 5,358,808	$ 1,805,163	$ 14,757,584	$ 3,639,329	$ (7,439,045)	$ (9,376,465)
Post contract support	1,042,223	964,855	2,218,462	2,069,286	4,692,487	5,008,328
Other services					168,052	164,348
Revenues	6,401,031	2,770,018	16,976,046	5,708,615	12,299,584	14,549,141
COST OF NET REVENUES:
Product					4,767,159	4,554,340
Post contract support	(588,438)	(538,889)	(745,917)	(1,095,040)	1,681,267	1,494,583
Other services					86,841	79,205
Cost of Revenue	1,894,824	1,096,681	9,841,712	3,230,999	6,535,267	6,128,128
GROSS PROFIT	4,506,207	1,673,337	7,134,334	2,477,616	5,764,317	8,421,013
RESEARCH AND DEVELOPMENT EXPENSES	702,771	665,203	1,398,137	1,339,283	2,729,492	3,614,814
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,827,120	4,092,646	6,162,414	5,925,016	9,675,190	7,630,012
TOTAL OPERATING EXPENSES	3,529,891	4,757,849	7,560,551	7,264,299	12,404,682	11,244,826
OPERATING INCOME (LOSS)	976,316	(3,084,512)	(426,217)	(4,786,683)	(6,640,365)	(2,823,813)
OTHER INCOME (EXPENSE):
Gain (loss) from change in fair value of warrant liability	1,542,347	0	(5,304,744)	0	(1,341,120)	0
Gain (loss) from change in fair value of earnout liability	14,876,927	0	(6,607,923)	0	21,976,349	0
Gain (loss) from change in fair value of convertible debt	1,527,193	0	(512,184)	0	(240,784)	0
Interest income					0	42,565
Interest expense, net	(421,500)	(19,005)	(453,324)	(19,005)	(55,685)	(75,256)
Cost of Sales	1,306,386	557,792	9,095,795	2,135,958
Other (expense) income	39,288	238	39,288	9,767	9,501	0
Other income- PPP loan forgiveness					0	1,146,235
Other income- employee retention tax credit					0	1,232,776
Total other income (expense), net	17,485,679	(18,767)	(13,076,257)	(28,772)	23,011,499	2,346,320
Post contract support	588,438	538,889	745,917	1,095,040	(1,681,267)	(1,494,583)
INCOME (LOSS) BEFORE PROVISON FOR INCOME TAXES	18,461,995	(3,103,279)	(13,502,474)	(4,815,455)	16,371,134	(477,493)
Provision for income taxes	0	0	0	0	0	(10,000)
NET INCOME (LOSS)	18,461,995	(3,103,279)	(13,502,474)	(4,815,455)	16,371,134	(487,493)
OTHER COMPREHENSIVE INCOME
Foreign currency translation income, net	3,239	0	8,984	42,551	(2,702)	(10,106)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 18,465,234	$ (3,103,279)	$ (13,493,490)	$ (4,772,904)	$ 16,368,432	$ (497,599)
NET INCOME (LOSS) PER SHARE:
Basic	$ 0.80	$ (0.14)	$ (0.59)	$ (0.21)	$ 1.20	$ (0.04)
Diluted	$ 0.58	$ (0.14)	$ (0.59)	$ (0.21)	$ 0.80	$ (0.04)
Weighted average shares of common stock outstanding
Basic	23,220,709	22,812,048	23,059,598	22,812,048	13,671,376	13,387,344
Diluted	30,272,228	22,812,048	23,059,598	22,812,048	20,390,663	13,387,344
Loss on note conversion	$ 0	$ 0	$ (158,794)	$ 0
Other (expense) income	(39,288)	(238)	(39,288)	(9,767)	$ (9,501)	$ 0
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,000